Acquisitions, Changes in Ownership Interest in Subsidiary and Deconsolidation	12 Months Ended
Mar. 31, 2018
Acquisitions Changes In Ownership Interest In Subsidiary And Deconsolidation
Acquisition, Changes in Ownership Interest in Subsidiary and Deconsolidation
4.	ACQUISITION, CHANGES IN OWNERSHIP INTEREST IN SUBSIDIARY AND DECONSOLIDATION

Acquisition

On August 1, 2015, Eros’ subsidiary Eros International Media Limited (“EIML”) acquired 100% of the shares and voting interests in Universal Power Systems Private Limited (“Techzone”). In accordance with the terms of the agreement between the parties, EIML issued 900,970 equity shares to the shareholders of Techzone at an acquisition date fair value of INR 586 ($9.16) per share, calculated on the basis of traded share price of EIML on the date of acquisition.

Goodwill is attributable mainly to expected synergies and assembled work force arising from the acquisition.

The acquisition of Techzone contributed $3,200 (2017: $4,200) to the Company’s consolidated revenue and a (loss)/profit of $(2,000) (2017: $ 0.300) to the Company’s profit for the year ended March 31, 2018 and March 31, 2017.

Changes in ownership interest in a subsidiary

As of March 31, 2018, EIML has 1,624,035 (2017: 2,108,063), stock option outstanding under the India IPO Plan. In the year ended March 31, 2018, 1,113,160 (2017: 269,553 options were exercised at a weighted average exercise price of INR 32.19 (2017: INR 10.00) per share. Further, Eros Worldwide FZ LLC has sold 11,716,850 shares of Eros International Media Limited in fiscal 2018 for a total cash consideration of $ 40,221 to reduce its revolving credit facility, resulting in to decrease in its percentage holding by 12.03%.

Deconsolidation

During fiscal 2018, the Group divested its 51 percent equity interest in Ayngaran Group to the non-controlling investee. The sale of the 51 percent equity interest in the majority-owned subsidiary resulted in a loss of control of the subsidiary, and therefore it was deconsolidated from the Company's financial statements during fiscal 2018.

The Company recognized loss of $ 14,649 on the deconsolidation, measured as the fair value of the consideration received for the 51 percent equity interest in the former subsidiary and the fair value of the financial asset retained in the former subsidiary on deconsolidation. Of the above, loss of $457 resulted on account of recording the retained financial assets at fair value. The aforesaid loss has been recorded within other gains/(losses), net in Statement of Income.